N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 03, 2026
Amendment Flag	false
C000055032 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055032 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000055032 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000055034 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055034 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000055034 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000055033 [Member]
Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055033 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000055033 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Intermediate Core Bond	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)	0.78%	3.39%	0.08%	1.37%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Short-Term Bond	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)	0.91%	7.49%	1.31%	1.71%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078455 [Member] | C000137083 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core Bond
Portfolio Company Name [Text Block]	MML Barings Core Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Core Bond Fund was renamed MML Barings Core Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000078455 [Member] | C000137077 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Short-Term Bond
Portfolio Company Name [Text Block]	MML Barings Short-Duration Bond Fund – Class R4* (Effective February 1, 2026, MassMutual Short-Duration Bond Fund was renamed MML Barings Short-Duration Bond Fund)
Portfolio Company Adviser [Text Block]	Adviser: MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Barings LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	1.71%